Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2023
Investment in an Associate [Abstract]
Schedule of Financial Information of the Company’s Investment	The following table illustrates the summarized financial information of the Company’s investment in Altamira Medica:
December 31,
2023
Current assets	1,793,690
Non-current assets	-
Current liabilities	(897,665)
Non-current liabilities	(989,411)
Equity	(93,386)
Company’s share in equity - 49%	(45,759)
Goodwill	2,463,071
Company’s carrying amount of the investment	2,417,312

Schedule of Contingent Liabilities	The associate had no contingent liabilities or capital commitments as at December 31, 2023.
Nov 22, 2023 to Dec 31, 2023
Revenue from contracts with customers	379
Cost of sales	(33,967)
Operating expenses	(29,321)
Finance costs	(15,732)
Profit before tax	(78,641)
Income tax expense	(2,087)
Profit after tax	(80,728)
Other comprehensive income	14,018
Total comprehensive income	(66,710)
Company’s share of loss of associate for the period	(39,557)